SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations of Credit Risk (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025
Concentration Risk [Line Items]
Accounts receivable, net	$ 122,548	$ 109,374
Governments outside the United States
Concentration Risk [Line Items]
Accounts receivable, net	$ 25,800	$ 36,600